Long-term Debt - Long-Term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Long Term Debt	$ 1,946,761	$ 1,938,802	$ 2,160,854
Less current maturities	(776)	(55,935)	(33,134)
Long-term debt, excluding current maturities	1,945,985	1,882,867	2,127,720
LAMAR MEDIA CORP [Member]
Debt Instrument [Line Items]
Long Term Debt		1,938,802	2,160,854
Less current maturities	(776)	(55,935)	(33,134)
Long-term debt, excluding current maturities	1,945,985	1,882,867	2,127,720
Senior Credit Facility [Member]
Debt Instrument [Line Items]
Long Term Debt		502,106	384,664
Senior Credit Facility [Member] | LAMAR MEDIA CORP [Member]
Debt Instrument [Line Items]
Long Term Debt		502,106	384,664
7 7/8% Senior Subordinated Notes [Member]
Debt Instrument [Line Items]
Long Term Debt	400,000	400,000	400,000
7 7/8% Senior Subordinated Notes [Member] | LAMAR MEDIA CORP [Member]
Debt Instrument [Line Items]
Long Term Debt		400,000	400,000
5 7/8% Senior Subordinated Notes [Member]
Debt Instrument [Line Items]
Long Term Debt	500,000	500,000	500,000
5 7/8% Senior Subordinated Notes [Member] | LAMAR MEDIA CORP [Member]
Debt Instrument [Line Items]
Long Term Debt		500,000	500,000
5% Senior Subordinated Notes [Member]
Debt Instrument [Line Items]
Long Term Debt	535,000	535,000	535,000
5% Senior Subordinated Notes [Member] | LAMAR MEDIA CORP [Member]
Debt Instrument [Line Items]
Long Term Debt		535,000	535,000
9 3/4% Senior Notes [Member]
Debt Instrument [Line Items]
Long Term Debt			339,121
9 3/4% Senior Notes [Member] | LAMAR MEDIA CORP [Member]
Debt Instrument [Line Items]
Long Term Debt			339,121
Other notes with various rates and terms [Member]
Debt Instrument [Line Items]
Long Term Debt	1,761	1,696	2,069
Other notes with various rates and terms [Member] | LAMAR MEDIA CORP [Member]
Debt Instrument [Line Items]
Long Term Debt		1,696	2,069
5 3/8% Senior Notes [Member]
Debt Instrument [Line Items]
Long Term Debt	$ 510,000